Hedge accounting (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	R$ 684	R$ (34)	R$ 699
Credit derivative, nominal amount	282,444	273,280
Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	120,550	149,210
Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	7,394	6,528
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	42,570	50,848
Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	10,704	7,853
Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,323	343
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	129,044	156,884
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	176	(607)
Increase Decrease In Cash Flow Hedge Reserve	9	(420)
Credit derivative, nominal amount	208,993	225,396
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	175	(554)
Hedged item, assets	78,269	70,964
Cash flow hedges [member] | Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	18,265	3,288
Cash flow hedges [member] | Hedge Of Loan Operations [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	18,265	3,288
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	119,464	149,300
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(1,086)	1,169
Increase Decrease In Cash Flow Hedge Reserve	(1,070)	1,169
Credit derivative, nominal amount	120,550	149,210
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(1,086)	1,222
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(4)	(367)
Increase Decrease In Cash Flow Hedge Reserve	(4)	(367)
Credit derivative, nominal amount	7,394	6,528
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(4)	(367)
Hedged item, assets	7,395	6,894
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	1,132	(1,508)
Increase Decrease In Cash Flow Hedge Reserve	830	(1,508)
Credit derivative, nominal amount	42,570	50,848
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	1,132	(1,508)
Hedged item, assets	41,761	52,916
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Loan Operations [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	185	(6)
Increase Decrease In Cash Flow Hedge Reserve	211	(6)
Credit derivative, nominal amount	18,265	3,288
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	184	(6)
Hedged item, assets	18,449	3,283
Interest rate risk [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	5,993	4,692
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(95)	91
Increase Decrease In Cash Flow Hedge Reserve	(162)	91
Credit derivative, nominal amount	5,899	4,783
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(95)	91
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	21	16
Increase Decrease In Cash Flow Hedge Reserve	21	16
Credit derivative, nominal amount	10,704	7,853
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	21	16
Hedged item, assets	10,664	7,871
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	1,287	343
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	35	4
Increase Decrease In Cash Flow Hedge Reserve	195	191
Credit derivative, nominal amount	1,323	343
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	35	4
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Funding [Member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	2,300	2,549
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(12)	(6)
Increase Decrease In Cash Flow Hedge Reserve	(12)	(6)
Credit derivative, nominal amount	2,288	2,543
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	R$ (12)	R$ (6)